Investments	12 Months Ended
Dec. 31, 2018
Investments Schedule [Abstract]
Investments

5. Investments

The following table summarizes the Group’s investment balances:

	As of December 31, (Amount in Thousands)
	2017	2018	2018
	RMB	RMB	US$
Short-term investments
- Held-to-maturity investments
- Fixed income products	65,000	12,400	1,804
Total held-to-maturity investments	65,000	12,400	1,804
- Available-for-sale investments
- Fixed income products	95,345	42,148	6,130
Total available-for-sale investments	95,345	42,148	6,130
Total Investments held by consolidated investment funds	—	395,929	57,585
Total short-term investments	160,345	450,477	65,519
Long-term investments
- Held-to-maturity investments
- Fixed income products	205,500	121,671	17,696
Total held-to-maturity investments	205,500	121,671	17,696
- Available-for-sale investments
- Equity Securities of listed equity securities	294,080	—	—
- Fixed income product	138,897	139,994	20,362
Total available-for-sale investments	432,977	139,994	20,362
- Other long-term investments
- Investments measured at fair value	—	374,612	54,485
- Investments measured at cost less impairment
- Private equity funds products	147,800	138,149	20,093
- Other investments measured at cost less impairment	152,960	141,200	20,537
Total other long-term investments	300,760	653,961	95,115
Total Investments held by consolidated investment funds	49,029	109,439	15,917
Total long-term investments	988,266	1,025,065	149,090
Total investments	1,148,611	1,475,542	214,609

Held-to-maturity investments consist of investments in fixed income products that have stated maturity and normally pay a prospective fixed rate of return, carried at amortized cost. The Group recorded investment income on these products of RMB21,393, RMB22,090 and RMB19,740 for the years ended December 31, 2016, 2017 and 2018, respectively. The gross unrecognized holding gain was RMB9,136 and RMB5,863 as of December 31, 2017 and 2018. Of the long-term held-to-maturity investments, RMB100,000 and RMB21,671 will mature in 2020 and 2021, respectively. Held-to-maturity investments also include investments in debt securities managed by the Group of RMB195,500 and RMB134,071 as of December 31, 2017 and 2018, respectively.

Available-for-sale investments consist of investments in fixed income products and other products that have stated maturity and normally pay a prospective fixed rate of return, carried at fair value. On January 1, 2018, upon adoption of ASU 2016-01, the Group recorded a cumulative effect adjustment from other comprehensive income to retained earnings of RMB251.6 million (US$38.7 million), net of tax, for the unrealized gains related to equity securities previously classified as available-for-sale investments. Changes in fair value of the available-for-sale investments, net of tax, for the years ended December 31, 2017 and 2018 was RMB272,574 (of which 251,641 was related to available-for-sale investments in equity securities) and RMB9,314, recorded in the other comprehensive income, of which RMB22,149 and RMB9,663 was realized and reclassified from other comprehensive income to investment income in the consolidated statements of operations during the year. As of December 31, 2017 and 2018, the net unrealized gain, net of tax, remained in other comprehensive income was RMB253,099 (of which 251,641 was related to available-for-sale investments in equity securities) and RMB29, respectively. The amortized cost of the available-for-sale investments as of December 31, 2017 and 2018 was RMB108,886 and RMB182,142, respectively. There’s no investment with realized or unrealized losses during the periods presented.

The consolidated investment funds are, for GAAP purposes, investment companies and reflect their investments at fair value. The Group has retained this specialized accounting for the consolidated funds in consolidation. Accordingly, the unrealized gains and losses resulting from changes in fair value of the investments held by the consolidated investment funds are recorded in the consolidated statements of operations as investment income.

Other long-term investments consist of investments in several private equity funds as a limited partner with insignificant equity interest, equity investments of common shares of several companies with less than 20% interest. On January 1, 2018, after adopting ASU 2016-01, the Group records certain equity investments at fair value, with gains and losses recorded through net earnings. For certain long-term equity investments without readily determinable fair value, the Group recorded those at cost, less impairments, plus or minus observable price changes.